Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Effective Income Tax Rate [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
State, net of federal tax benefit	0.50%	(1.20%)
Loss excluded from nontaxable entities	(34.40%)	(37.50%)	(34.30%)
Other items	0.10%	(0.10%)	0.70%
Effective rate	1.20%	(3.80%)	1.40%